Income Tax - Summary of Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 48,926	$ 50,731
Deferred tax asset	55,183	55,428
Deferred tax liability	(6,257)	(4,697)
Deferred tax asset, net	48,926	50,731	$ 38,771
Reconciliation of deferred tax asset, net
As of January 1	50,731	38,771
Change in deferred taxes during the period recognized in the consolidated statements of operations	(11,863)	(9,173)
Change in deferred taxes during the period recognized in the consolidated statements of other comprehensive income (loss)	667	229	412
Change in deferred taxes during the period recognized in the consolidated statements of changes in shareholders' equity	9,391	20,904
As of December 31	48,926	50,731	38,771
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	(5,269)	422
Deferred income tax income (expense)	(5,691)	3,488	(726)
Prepaid credit card fees and commissions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	(20,460)	(16,921)
Deferred income tax income (expense)	(3,539)	(2,920)	(2,510)
Share based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	9,945	10,669
Deferred income tax income (expense)	(724)	(34,247)	31,081
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	59,764	47,797
Deferred income tax income (expense)	11,967	45,804	630
ROU assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	(5,651)	(6,441)
Deferred income tax income (expense)	790	1,605	(230)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	12,367	13,907
Deferred income tax income (expense)	(1,540)	(1,908)	1,230
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	(1,770)	1,298
Deferred income tax income (expense)	(3,068)	138	(1,673)
Deferred income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax income (expense)	$ (1,805)	$ 11,960	$ 27,802